Statements of Operations - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Income Statement [Abstract]
Sales	$ 3,468,587	$ 370,341
Cost of sales	2,578,368	339,629
Gross profit	890,219	30,712
Operating expenses
Sales, general, and administrative	598,029	1,387,939
Depreciation	358,878	28,085
Total operating expenses	956,907	1,416,024
Loss from operations	(66,688)	(1,385,312)
Other income (expense):
Rental income	84,900	207,538
Stock based settlement expense	(983,500)
Gain on settlement	20,450
Total other income (expense)	(878,150)	207,538
Net loss before income taxes	(944,838)	(1,177,774)
Income tax expense	100	1,254
Net loss	$ (944,938)	$ (1,179,028)